Consolidated Portfolio of Investments – as of September 30, 2019 (Unaudited)

ASG Global Alternatives Fund

Shares	Description	Value (†)
Common Stocks – 20.1% of Net Assets
	Aerospace & Defense – 0.3%
37,722	Arconic, Inc.	$980,772
10,294	United Technologies Corp.	1,405,337

		2,386,109

	Banks – 0.8%
20,204	Citigroup, Inc.	1,395,692
107,629	Investors Bancorp, Inc.	1,222,666
64,631	LegacyTexas Financial Group, Inc.	2,813,388
21,651	U.S. Bancorp	1,198,166

		6,629,912

	Beverages – 0.2%
20,534	Coca-Cola European Partners PLC	1,138,610
3,668	PepsiCo, Inc.	502,883

		1,641,493

	Biotechnology – 0.3%
37,537	Genomic Health, Inc.(a)	2,545,759

	Building Products – 0.1%
26,024	Apogee Enterprises, Inc.	1,014,676

	Capital Markets – 0.4%
30,758	Bank of New York Mellon Corp. (The)	1,390,569
22,882	Brookfield Asset Management, Inc., Class A	1,214,805
54,467	TPG Specialty Lending, Inc.	1,142,718

		3,748,092

	Chemicals – 0.3%
5,592	Ecolab, Inc.	1,107,439
12,119	PPG Industries, Inc.	1,436,223

		2,543,662

	Commercial Services & Supplies – 0.1%
12,770	Republic Services, Inc.	1,105,244

	Construction & Engineering – 0.2%
37,302	AECOM(a)	1,401,063

	Construction Materials – 0.1%
9,948	Eagle Materials, Inc.	895,419

	Consumer Finance – 0.1%
132,827	SLM Corp.	1,172,198

	Containers & Packaging – 0.3%
9,332	AptarGroup, Inc.	1,105,376
19,372	Sonoco Products Co.	1,127,644

		2,233,020

Shares	Description	Value (†)
Common Stocks – continued
	Diversified Consumer Services – 0.3%
7,385	Bright Horizons Family Solutions, Inc.(a)	$1,126,212
73,196	OneSpaWorld Holdings Ltd.(a)	1,136,734

		2,262,946

	Diversified Financial Services – 0.1%
3	Berkshire Hathaway, Inc., Class A(a)	935,496

	Electric Utilities – 1.1%
5,230	ALLETE, Inc.	457,154
8,522	Alliant Energy Corp.	459,591
5,223	American Electric Power Co., Inc.	489,343
4,886	Duke Energy Corp.	468,372
4,035	Entergy Corp.	473,548
6,808	Evergy, Inc.	453,140
5,610	Eversource Energy	479,487
10,618	Exelon Corp.	512,956
38,841	FirstEnergy Corp.	1,873,301
9,917	Hawaiian Electric Industries, Inc.	452,314
4,092	IDACORP, Inc.	461,046
2,023	NextEra Energy, Inc.	471,339
10,264	OGE Energy Corp.	465,780
4,665	Pinnacle West Capital Corp.	452,832
7,883	Portland General Electric Co.	444,365
8,159	Southern Co. (The)	503,981
7,128	Xcel Energy, Inc.	462,536

		9,381,085

	Entertainment – 0.2%
63,965	Lions Gate Entertainment Corp., Class A(a)	591,676
5,202	Madison Square Garden Co. (The), Class A(a)	1,370,831

		1,962,507

	Food & Staples Retailing – 0.5%
35,775	Sysco Corp.	2,840,535
30,489	US Foods Holding Corp.(a)	1,253,098

		4,093,633

	Food Products – 0.6%
23,683	Campbell Soup Co.	1,111,206
31,616	Conagra Brands, Inc.	969,979
38,787	Hain Celestial Group, Inc. (The)(a)	832,951
48,663	Mondelez International, Inc., Class A	2,692,037

		5,606,173

	Gas Utilities – 0.3%
3,995	Atmos Energy Corp.	454,991
4,864	ONE Gas, Inc.	467,479
49,813	Suburban Propane Partners LP	1,177,081
9,874	UGI Corp.	496,366

		2,595,917

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – 0.5%
16,391	Baxter International, Inc.	$1,433,721
10,191	Danaher Corp.	1,471,886
8,883	Zimmer Biomet Holdings, Inc.	1,219,369

		4,124,976

	Health Care Providers & Services – 0.1%
14,983	Magellan Health, Inc.(a)	930,444

	Health Care Technology – 0.1%
17,274	Cerner Corp.	1,177,569

	Hotels, Restaurants & Leisure – 1.1%
1,249	Chipotle Mexican Grill, Inc.(a)	1,049,747
14,365	Hilton Worldwide Holdings, Inc.	1,337,525
13,812	Jack in the Box, Inc.	1,258,550
5,259	McDonald’s Corp.	1,129,160
36,140	MGM Resorts International	1,001,801
16,610	Starbucks Corp.	1,468,656
68,670	Wendy’s Co. (The)	1,372,027
9,773	Yum! Brands, Inc.	1,108,551

		9,726,017

	Household Products – 0.2%
14,460	Procter & Gamble Co. (The)	1,798,535

	Independent Power & Renewable Electricity Producers – 0.1%
47,787	Atlantica Yield PLC	1,151,189

	Industrial Conglomerates – 0.2%
83,255	General Electric Co.	744,300
7,098	Honeywell International, Inc.	1,200,981

		1,945,281

	Insurance – 1.7%
21,683	Aflac, Inc.	1,134,455
10,889	Allstate Corp. (The)	1,183,416
11,103	American Financial Group, Inc.	1,197,459
12,712	Arthur J. Gallagher & Co.	1,138,614
31,150	Brown & Brown, Inc.	1,123,269
7,267	Chubb Ltd.	1,173,184
14,109	Globe Life, Inc.	1,351,078
8,939	Hanover Insurance Group, Inc. (The)	1,211,592
22,781	Loews Corp.	1,172,766
998	Markel Corp.(a)	1,179,536
11,505	Marsh & McLennan Cos., Inc.	1,151,075
7,810	Travelers Cos., Inc. (The)	1,161,269
1,056	White Mountains Insurance Group Ltd.	1,140,480

		15,318,193

	Interactive Media & Services – 0.2%
48,724	Cars.com, Inc.(a)	437,541

Shares	Description	Value (†)
Common Stocks – continued
	Interactive Media & Services – continued
4,445	IAC/InterActiveCorp(a)	$968,877

		1,406,418

	Internet & Direct Marketing Retail – 0.1%
32,526	eBay, Inc.	1,267,864

	IT Services – 1.0%
6,485	Alliance Data Systems Corp.	830,923
17,630	Amdocs Ltd.	1,165,519
9,449	Automatic Data Processing, Inc.	1,525,258
8,153	Fidelity National Information Services, Inc.	1,082,392
27,359	Genpact Ltd.	1,060,161
8,142	Jack Henry & Associates, Inc.	1,188,488
14,878	MAXIMUS, Inc.	1,149,474
10,415	PayPal Holdings, Inc.(a)	1,078,890

		9,081,105

	Leisure Products – 0.1%
51,138	Callaway Golf Co.	992,589

	Machinery – 0.5%
137,235	Milacron Holdings Corp.(a)	2,287,707
34,548	Terex Corp.	897,212
50,700	Trinity Industries, Inc.	997,776

		4,182,695

	Media – 0.1%
11,955	Loral Space & Communications, Inc.(a)	494,937

	Multi-Utilities – 0.6%
5,755	Ameren Corp.	460,688
25,965	Brookfield Infrastructure Partners LP	1,288,124
16,706	CenterPoint Energy, Inc.	504,187
7,195	CMS Energy Corp.	460,120
5,026	Consolidated Edison, Inc.	474,806
5,695	Dominion Energy, Inc.	461,523
3,387	DTE Energy Co.	450,335
6,551	NorthWestern Corp.	491,653
7,566	Public Service Enterprise Group, Inc.	469,697
4,849	WEC Energy Group, Inc.	461,140

		5,522,273

	Oil, Gas & Consumable Fuels – 1.0%
206,648	Carrizo Oil & Gas, Inc.(a)	1,774,073
19,973	Cheniere Energy, Inc.(a)	1,259,497
21,014	CVR Energy, Inc.	925,246
33,110	Devon Energy Corp.	796,627
9,705	Diamondback Energy, Inc.	872,577
14,619	Hess Corp.	884,157
27,287	Occidental Petroleum Corp.	1,213,453

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
53,813	Peabody Energy Corp.	$792,127

		8,517,757

	Pharmaceuticals – 0.5%
17,135	Allergan PLC	2,883,649
8,707	Johnson & Johnson	1,126,512

		4,010,161

	Professional Services – 0.1%
7,342	Verisk Analytics, Inc.	1,161,064

	Real Estate Management & Development – 0.1%
25,516	CBRE Group, Inc., Class A(a)	1,352,603

	REITs - Apartments – 0.4%
17,559	American Homes 4 Rent, Class A	454,603
8,688	Apartment Investment & Management Co., Class A	452,992
2,294	AvalonBay Communities, Inc.	493,967
4,136	Camden Property Trust	459,137
5,352	Equity Residential	461,664
17,750	Invitation Homes, Inc.	525,578
3,506	Mid-America Apartment Communities, Inc.	455,815
9,278	UDR, Inc.	449,797

		3,753,553

	REITs - Diversified – 0.2%
11,863	Gaming and Leisure Properties, Inc.	453,641
75,091	New Residential Investment Corp.	1,177,427
5,451	W.P. Carey, Inc.	487,865

		2,118,933

	REITs - Health Care – 0.1%
5,821	National Health Investors, Inc.	479,592

	REITs - Hotels – 0.1%
73,929	Apple Hospitality REIT, Inc.	1,225,743

	REITs - Manufactured Homes – 0.1%
3,248	Equity LifeStyle Properties, Inc.	433,933
3,019	Sun Communities, Inc.	448,170

		882,103

	REITs - Mortgage – 1.3%
29,372	AG Mortgage Investment Trust, Inc.	444,986
31,832	AGNC Investment Corp.	512,177
57,689	Annaly Capital Management, Inc.	507,663
25,922	ARMOUR Residential REIT, Inc.	434,194
13,261	Blackstone Mortgage Trust, Inc., Class A	475,407
23,869	Chimera Investment Corp.	466,878
64,929	Ellington Financial, Inc.	1,173,267
61,383	Granite Point Mortgage Trust, Inc.	1,150,317
28,724	Invesco Mortgage Capital, Inc.	439,764

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Mortgage – continued
58,153	KKR Real Estate Finance Trust, Inc.	$1,135,728
60,688	MFA Financial, Inc.	446,664
54,195	Ready Capital Corp.	862,784
66,704	Redwood Trust, Inc.	1,094,613
19,863	Starwood Property Trust, Inc.	481,082
58,205	TPG RE Finance Trust, Inc.	1,154,787
35,433	Two Harbors Investment Corp.	465,235

		11,245,546

	REITs - Office Property – 0.3%
10,468	Douglas Emmett, Inc.	448,344
22,619	Easterly Government Properties, Inc.	481,785
13,719	Equity Commonwealth	469,876
10,591	Highwoods Properties, Inc.	475,959
23,060	Piedmont Office Realty Trust, Inc., Class A	481,493

		2,357,457

	REITs - Shopping Centers – 0.1%
3,460	Alexander’s, Inc.	1,205,499

	REITs - Single Tenant – 0.1%
13,624	STORE Capital Corp.	509,674

	REITs - Storage – 0.1%
4,603	Life Storage, Inc.	485,202
1,741	Public Storage	427,015

		912,217

	REITs - Warehouse/Industrials – 0.1%
8,390	Liberty Property Trust	430,659
9,033	Terreno Realty Corp.	461,496

		892,155

	Semiconductors & Semiconductor Equipment – 0.3%
46,779	ON Semiconductor Corp.(a)	898,624
58,524	Rudolph Technologies, Inc.(a)	1,542,693

		2,441,317

	Software – 0.7%
29,473	Citrix Systems, Inc.	2,844,734
39,095	Open Text Corp.	1,595,467
6,241	salesforce.com, inc.(a)	926,414
37,003	Symantec Corp.	874,381

		6,240,996

	Specialty Retail – 0.4%
8,235	Advance Auto Parts, Inc.	1,362,069
11,621	Lowe’s Cos., Inc.	1,277,845
39,090	Rent-A-Center, Inc.	1,008,131

		3,648,045

Shares	Description	Value (†)
Common Stocks – continued
	Thrifts & Mortgage Finance – 0.6%
83,570	Capitol Federal Financial, Inc.	$1,151,595
66,955	Columbia Financial, Inc.(a)	1,057,219
53,780	Oritani Financial Corp.	951,637
55,902	TFS Financial Corp.	1,007,354
74,030	United Financial Bancorp, Inc.	1,009,029

		5,176,834

	Trading Companies & Distributors – 0.3%
40,799	HD Supply Holdings, Inc.(a)	1,598,301
26,028	WESCO International, Inc.(a)	1,243,357

		2,841,658

	Water Utilities – 0.1%
3,573	American Water Works Co., Inc.	443,874

	Wireless Telecommunication Services – 0.2%
18,491	T-Mobile US, Inc.(a)	1,456,536

	Total Common Stocks (Identified Cost $167,439,357)	176,147,806

Exchange-Traded Funds – 3.7%
371,962	iShares® iBoxx $ High Yield Corporate Bond ETF (Identified Cost $32,284,590)	32,423,928

Closed-End Investment Companies – 1.1%
70,217	Apollo Investment Corp.	1,129,792
61,581	Ares Capital Corp.	1,147,562
37,162	Barings BDC, Inc.	377,194
75,111	BlackRock TCP Capital Corp.	1,018,130
53,249	Golub Capital BDC, Inc.	1,003,211
87,065	Hercules Capital, Inc.	1,164,059
26,859	Main Street Capital Corp.	1,160,577
84,748	New Mountain Finance Corp.	1,155,115
25,014	Solar Capital Ltd.	516,539
86,537	TCG BDC, Inc.	1,246,133

	Total Closed-End Investment Companies (Identified Cost $9,547,775)	9,918,312

Principal Amount
Short-Term Investments – 72.2%
	Certificates of Deposit – 54.5%
$25,000,000	National Bank of Kuwait (NY), 2.180%, 10/03/2019	25,000,091
15,000,000	Bank of Montreal (IL), 3-month LIBOR + 0.110%, 2.399%, 10/04/2019(b)	15,000,082
20,000,000	Commonwealth Bank of Australia (NY), 1-month LIBOR + 0.320%, 2.402%, 10/04/2019(b)	20,000,498
15,000,000	State Street Bank & Trust, 1-month LIBOR + 0.100%, 2.142%, 10/07/2019(b)	14,999,910
25,000,000	Commonwealth Bank of Australia (NY), 1-month LIBOR + 0.110%, 2.152%, 10/08/2019(b)	24,999,891

Principal Amount	Description	Value (†)
	Certificates of Deposit – continued
$40,000,000	National Bank of Canada (NY), 1-month LIBOR + 0.100%, 2.149%, 10/10/2019(b)	$39,999,782
25,000,000	Svenska Handelsbanken (NY), 2.275%, 10/16/2019	25,001,667
30,000,000	Credit Industriel et Commercial (NY), 2.160%, 11/04/2019	30,001,001
31,000,000	Norinchukin Bank (NY), 2.540%, 11/15/2019	31,016,175
10,000,000	Svenska Handelsbanken (NY), 1-month LIBOR + 0.080%, 2.121%, 11/18/2019(b)	9,998,226
20,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 2.080%, 11/22/2019	19,997,362
15,000,000	DZ Bank (NY), 2.070%, 11/27/2019	14,996,838
11,000,000	Banco Del Estado De Chile (NY), 2.430%, 12/06/2019	11,006,430
40,000,000	Nordea Bank ABP (NY), 2.280%, 12/11/2019	40,015,732
30,000,000	Mizuho Bank Ltd. (NY), 2.160%, 12/19/2019	30,001,698
15,000,000	DZ Bank (NY), 2.090%, 1/24/2020	15,000,157
15,000,000	Bank of Nova Scotia (TX), 2.000%, 3/10/2020	14,997,173
30,000,000	National Australia Bank, 1-month LIBOR + 0.150%, 2.194%, 5/20/2020(b)(c)	29,977,853
20,000,000	Royal Bank of Canada (NY), 1-month LIBOR + 0.180%, 2.219%, 6/12/2020(b)(c)	19,986,131
20,000,000	Royal Bank of Canada (NY), 1-month LIBOR + 0.210%, 2.259%, 7/10/2020(b)(c)	19,987,738
25,000,000	Toronto-Dominion Bank (NY), 1-month LIBOR + 0.310%, 2.356%, 10/20/2020(b)(c)	24,992,109

		476,976,544

	Time Deposits – 8.8%
36,000,000	Skandinaviska Enskilda Banken (NY), 1.760%, 10/01/2019(d)	36,000,000
41,000,000	Canadian Imperial Bank of Commerce, 1.800%, 10/01/2019	41,000,000

		77,000,000

	Other Notes – 3.4%
30,000,000	Bank of America NA, 2.350%, 12/13/2019(d)	30,026,967
	Commercial Paper – 2.9%
10,000,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 2.174%, 10/02/2019(e)	9,998,917
15,000,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 2.154%, 10/23/2019(e)	14,980,114

		24,979,031

Principal Amount	Description	Value (†)
	Treasuries – 2.6%
$9,000,000	U.S. Treasury Bills, 1.928%-1.929%, 11/07/2019(e)(f)(g)	$8,984,090
13,300,000	U.S. Treasury Bills, 1.946%, 10/03/2019(e)(f)	13,298,790

		22,282,880

	Total Short-Term Investments (Identified Cost $631,262,230)	631,265,422

	Total Investments – 97.1% (Identified Cost $840,533,952)	849,755,468
	Other assets less liabilities – 2.9%	25,623,774

	Net Assets – 100.0%	$875,379,242

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of September 30, 2019, the value of the Fund’s investment in the Subsidiary was $21,426,915, representing 2.45% of the Fund’s net assets.

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Equity basket total return swaps are valued based on the value of the underlying listed equity securities as reported by an independent pricing service. If prices from an independent pricing service are not available, prices from a broker-dealer may be used.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2019, futures contracts were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the contracts, as follows:

Notional Value	Unrealized Appreciation/ Depreciation*	Unrealized as a Percentage of Net Assets
$187,961,661	$2,436,694	0.28%

*	Amounts represent gross unrealized appreciation/(depreciation) at absolute value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Variable rate security. Rate as of September 30, 2019 is disclosed.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	Variable rate security. The interest rate adjusts periodically based on changes in current interest rates. Rate as of September 30, 2019 is disclosed.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(f)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(g)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Consolidated Portfolio of Investments.

ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate

REITs	Real Estate Investment Trusts
SLM	Sallie Mae
CHF	Swiss Franc
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When the Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Fund may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts. At September 30, 2019, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
UBS AG	12/18/2019	CHF	B	57,000,000	$57,977,590	$57,500,252	$(477,338)
UBS AG	12/18/2019	NOK	S	176,000,000	19,665,202	19,369,363	295,839
UBS AG	12/18/2019	NZD	B	37,500,000	24,131,100	23,523,558	(607,542)
UBS AG	12/18/2019	NZD	S	21,900,000	13,750,660	13,737,758	12,902
UBS AG	12/18/2019	SEK	B	242,000,000	25,081,972	24,713,248	(368,724)

Total							$(1,144,863)

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2019, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	12/31/2019	1,560	$336,824,811	$336,180,000	$(644,811)
5 Year U.S. Treasury Note	12/31/2019	319	38,138,328	38,008,352	(129,976)
10 Year Australia Government Bond	12/16/2019	698	69,214,908	69,418,491	203,583
10 Year U.S. Treasury Note	12/19/2019	742	96,943,766	96,691,875	(251,891)
ASX SPI 200™	12/19/2019	16	1,798,068	1,804,007	5,939
Australian Dollar	12/16/2019	558	38,129,440	37,765,440	(364,000)
DAX	12/20/2019	205	68,742,690	69,327,789	585,099
E-mini Russell 2000	12/20/2019	24	1,883,545	1,830,000	(53,545)
Euro Schatz	12/06/2019	257	31,562,912	31,465,569	(97,343)
EURO STOXX 50®	12/20/2019	343	13,211,964	13,290,473	78,509
Eurodollar	3/16/2020	1,389	341,184,288	341,450,925	266,637
FTSE 100 Index	12/20/2019	872	78,010,811	79,163,464	1,152,653
German Euro Bund	12/06/2019	240	46,244,162	45,581,723	(662,439)
Hang Seng Index®	10/30/2019	61	10,248,810	10,134,108	(114,702)
Japanese Yen	12/16/2019	484	56,519,069	56,252,900	(266,169)
MSCI Emerging Markets Index	12/20/2019	246	12,579,825	12,323,370	(256,455)
S&P/TSX 60 Index	12/19/2019	15	2,239,539	2,255,576	16,037
TOPIX	12/12/2019	112	15,949,318	16,449,110	499,792
UK Long Gilt	12/27/2019	533	87,991,814	87,974,170	(17,644)

Total					$(50,726)

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Aluminum LME	12/18/2019	543	$24,472,184	$23,457,600	$(1,014,584)
Brent Crude Oil	10/31/2019	771	46,397,080	45,681,750	(715,330)
Copper LME	12/18/2019	92	13,205,771	13,164,625	(41,146)
Gasoline	10/31/2019	110	6,713,784	7,237,230	523,446
Gold	12/27/2019	185	27,766,440	27,248,650	(517,790)
Low Sulfur Gasoil	11/12/2019	225	13,382,850	13,196,250	(186,600)
Natural Gas	10/29/2019	139	3,331,830	3,238,700	(93,130)
Nickel LME	12/18/2019	75	7,210,575	7,679,250	468,675
Wheat	12/13/2019	389	10,328,375	9,642,338	(686,037)
Zinc LME	12/18/2019	326	18,223,400	19,490,725	1,267,325

Total					$(995,171)

At September 30, 2019, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year Canada Government Bond	12/18/2019	524	$56,430,517	$56,400,649	$29,868
30 Year U.S. Treasury Bond	12/19/2019	182	29,743,477	29,540,875	202,602
British Pound	12/16/2019	157	12,184,706	12,100,775	83,931
Canadian Dollar	12/17/2019	186	14,142,110	14,067,180	74,930

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500®	12/20/2019	48	$7,209,240	$7,148,400	$60,840
Euro	12/16/2019	854	118,688,963	117,024,688	1,664,275
Euro-BTP	12/06/2019	89	14,062,125	14,147,294	(85,169)
Euro-OAT	12/06/2019	109	20,205,477	20,233,609	(28,132)

Total					$2,003,145

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Aluminum LME	12/18/2019	179	$8,038,219	$7,732,800	$305,419
Cocoa	12/13/2019	317	7,617,060	7,741,140	(124,080)
Coffee	12/18/2019	61	2,273,531	2,313,806	(40,275)
Copper	12/27/2019	65	4,235,662	4,190,063	45,599
Copper LME	12/18/2019	40	5,772,550	5,723,750	48,800
Corn	12/13/2019	437	8,497,700	8,477,800	19,900
Cotton	12/06/2019	153	5,106,210	4,653,495	452,715
Live Cattle	12/31/2019	55	2,187,260	2,426,600	(239,340)
New York Harbor ULSD	10/31/2019	400	31,677,723	31,872,960	(195,237)
Nickel LME	12/18/2019	17	1,740,528	1,740,630	(102)
Silver	12/27/2019	28	2,416,120	2,379,720	36,400
Soybean	11/14/2019	216	9,531,650	9,784,800	(253,150)
Sugar	2/28/2020	131	1,853,802	1,856,008	(2,206)
WTI Crude Oil	10/22/2019	85	4,857,270	4,595,950	261,320
Zinc LME	12/18/2019	162	9,356,790	9,685,575	(328,785)

Total					$(13,022)

[1]	Commodity futures are held by ASG Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary.

Bilateral Equity Basket Total Return Swaps (a)

Reference Entity	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)	Value of Reference Entities	Notional Amount Net Asset Percentage
Equity Securities Short
	Morgan Stanley Capital Services LLC	5/19/2020	$(15,004,211)	$—	$(15,004,211)	(1.71%)

(a)

The Fund receives or pays, on a monthly basis, the total return on a portfolio of short equity positions net of one day U.S. Federal Funds Effective Rate minus a spread of 0.45%-0.60% as calculated on the notional amount.

The following table represents the reference entities underlying the total return swap with Morgan Stanley Capital Services LLC as of September 30, 2019:

Common Stocks - Short	Shares	Value	% of Basket Value
Banks
People’s United Financial	(61,512)	$(961,740)	(6.41%)
Prosperity Bancshares, Inc.	(32,601)	(2,302,609)	(15.35%)
SVB Financial Group	(139)	(29,044)	(0.19%)
Valley National Bancorp	(81,855)	(889,764)	(5.93%)

		(4,183,157)
Biotechnology
AbbVie, Inc.	(16,827)	(1,274,140)	(8.49%)
Alder Biopharmaceuticals, Inc.	(2,511)	(47,358)	(0.32%)
Exact Sciences Corp.	(13,284)	(1,200,475)	(8.00%)

Common Stocks - Short	Shares	Value	% of Basket Value
Mirati Therapeutics, Inc.	(928)	$(72,301)	(0.48%)
Sage Therapeutics, Inc.	(518)	(72,670)	(0.48%)
Sangamo Therapeutics, Inc.	(59,129)	(535,117)	(3.57%)
Spectrum Pharmaceuticals, Inc.	(106,104)	(880,133)	(5.87%)
Ultragenyx Pharmaceutical, Inc.	(1,449)	(61,988)	(0.41%)
Vericel Corp.	(36,988)	(559,998)	(3.73%)

		(4,704,180)
Capital Markets
WisdomTree Investments, Inc.	(13,102)	(68,458)	(0.46%)

Containers & Packaging
CAI International, Inc.	(16,252)	(353,806)	(2.36%)
Triton International Ltd.	(10,055)	(340,261)	(2.27%)

		(694,067)
Health Care Equipment & Supplies
Tandem Diabetes Care, Inc.	(2,988)	(176,232)	(1.17%)

Machinery
Hillenbrand, Inc.	(19,393)	(598,856)	(3.99%)

Metals & Mining
Freeport-McMoRan, Inc.	(6,415)	(61,392)	(0.41%)

Oil, Gas & Consumable Fuels
Callon Petroleum Co.	(406,761)	(1,765,343)	(11.77%)
Kosmos Energy Ltd.	(38,163)	(238,137)	(1.59%)
Northern Oil and Gas, Inc.	(428,206)	(839,284)	(5.59%)
W&T Offshore, Inc.	(18,509)	(80,884)	(0.54%)

		(2,923,648)
Semiconductors & Semiconductor Equipment
Micron Technology, Inc.	(3,130)	(134,121)	(0.89%)
Nanometrics, Inc.	(43,104)	(1,406,052)	(9.37%)
Skyworks Solutions, Inc.	(682)	(54,048)	(0.36%)

		(1,594,221)

Total Common Stocks - Short		$(15,004,211)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019, at value:

Asset Valuation Inputs

Description	Level 1		Level 2	Level 3	Total
Common Stocks*	$176,147,806		$—	$—	$176,147,806
Exchange-Traded Funds	32,423,928		—	—	32,423,928
Closed-End Investment Companies	9,918,312		—	—	9,918,312
Short-Term Investments*	—		631,265,422	—	631,265,422
Equity Basket Total Return Swaps	—	(a)	—	—	—
Forward Foreign Currency Contracts (unrealized appreciation)	—		308,741	—	308,741
Futures Contracts (unrealized appreciation)	6,032,302		2,321,992	—	8,354,294

Total	$224,522,348		$633,896,155	$—	$858,418,503

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(1,453,604)	$—	$(1,453,604)
Futures Contracts (unrealized depreciation)	(7,295,366)	(114,702)	—	(7,410,068)

Total	$(7,295,366)	$(1,568,306)	$—	$(8,863,672)

*	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

(a)	Represents net unrealized appreciation (depreciation) of $0, as reflected within the Consolidated Portfolio of Investments.

For the period ended September 30, 2019, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of and underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts, futures contracts and swap agreements.

The Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds. The Fund uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds, and seeks to use a variety of derivative instruments to capture such exposures in the aggregate. The Fund may also use various strategies commonly used by hedge funds that seek to profit from underlying risk factors, such as merger arbitrage. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed income securities, securities indices, currencies, commodities and other instruments and equity basket total return swap agreements. During the period ended September 30, 2019, the Fund used long and short contracts on U.S. and foreign government bonds, U.S. equity market indices, foreign currencies, commodities (through investments in the Subsidiary) and short-term interest rates, long contracts on foreign equity market indices, and short contracts on equity basket total return swaps in accordance with these objectives.

The following is a summary of derivative instruments for the Fund, as of September 30, 2019:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$308,741	$—

Exchange-traded asset derivatives
Interest rate contracts	$—	$702,690
Foreign exchange contracts	—	1,823,136
Commodity contracts	—	3,429,599
Equity contracts	—	2,398,869

Total exchange-traded asset derivatives	$—	$8,354,294

Total asset derivatives	$308,741	$8,354,294

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Swap agreements at value[1]
Over-the-counter liability derivatives
Foreign exchange contracts	$(1,453,604)	$—	$—
Equity Contracts	—	—	(15,004,211)

Total over-the-counter liability derivatives	$(1,453,604)	$—	$(15,004,211)

Exchange-traded liability derivatives
Interest rate contracts	$—	$(1,917,405)	$—
Foreign exchange contracts	—	(630,169)	—
Commodity contracts	—	(4,437,792)	—
Equity contracts	—	(424,702)	—

Total exchange-traded liability derivatives	$—	$(7,410,068)	$—

Total liability derivatives	$(1,453,604)	$(7,410,068)	$(15,004,211)

1 Represents swap agreements, at value. Market value of swap agreements is reported in the Consolidated Portfolio of Investments.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter (“OTC”) derivatives, including forward foreign currency contracts and swap agreements, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of September 30, 2019, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
UBS AG	$(1,144,863)	$6,286,968

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of September 30, 2019:

	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Over-the-counter counterparty credit risk
Forward foreign currency contracts	$308,741	$—
Collateral pledged to UBS AG	6,286,968	6,286,968
Collateral pledged to Morgan Stanley	6,703,211	6,703,211

Total over-the-counter counterparty credit risk	13,298,920	12,990,179

Exchange-traded counterparty credit risk
Futures contracts	8,354,294	8,354,294
Margin with brokers	35,384,552	35,384,552

Total exchange-traded counterparty credit risk	43,738,846	43,738,846

Total counterparty credit risk	$57,037,766	$56,729,025

Investment Summary at September 30, 2019 (Unaudited)

Certificates of Deposit	54.5%
Common Stocks	20.1
Time Deposits	8.8
Exchange-Traded Funds	3.7
Other Notes	3.4
Commercial Paper	2.9
Treasuries	2.6
Closed-End Investment Companies	1.1

Total Investments	97.1
Other assets less liabilities (including swap agreements, forward foreign currency and futures contracts)	2.9

Net Assets	100.0%